INCOME TAXES - Provision for (benefit from) income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal						$ (282)
State					$ 18	74
International					121	107
Current income tax expense benefit					139	(101)
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
Federal					42	(9,513)
State					142	(4,422)
International						(6)
Deferred income tax expense benefit			$ 138	$ 92	184	(13,941)
Total provision (benefit) for income taxes	$ 321	$ 115	$ 611	$ 235	$ 323	$ (14,042)